Segment information	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Segment information
9.	Segment information

Results of operating segments are reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segments and assess their performance.

The Company conducts its business in two principal operating segments: the development project in Europe (Timok Project, plus other assets) and the mining operations in Africa (BMSC). For segmented reporting purposes, the Company’s reportable operating segments are comprised of Europe, Africa, and all other business activities and operating segments that are not reportable (North America).

The principal products of the Company’s mining operations in Africa are zinc and copper concentrates, containing by-products of gold and silver. Cash and cash equivalents of $84,957 are held in banks outside of Africa at September 30, 2018 (December 31, 2017 – $116,099). Information related to the reportable operating segments is as follows:

Total Assets	September 30, 2018	December 31, 2017
Europe	$542,935	$501,700
Africa	455,121	472,411
North America	68,640	112,241
Total	$1,066,696	$1,086,352
Total liabilities	September 30, 2018	December 31, 2017
Europe	$10,512	$6,244
Africa	125,300	117,394
North America	17,761	9,573
Total	$153,573	$133,211

	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Three months ended September 30,
	2018	2017	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Europe	$-	$-	$-	$-	$(2,683)	$(10,422)
Africa	71,608	71,036	74,258	61,443	(1,801)	4,762
North America	-	-	-	-	(14,186)	(5,904)
Total	$71,608	$71,036	$74,258	$61,443	$(18,670)	$(11,564)

	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Nine months ended September 30,
	2018	2017	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Europe	$-	$-	$-	$-	$(9,839)	$(33,397)
Africa	254,764	208,774	236,636	182,494	5,883	(31,074)
North America	-	-	-	-	(28,583)	(16,530)
Total	$254,764	$208,774	$236,636	$182,494	$(32,539)	$(81,001)